SCHEDULE OF FAIR VALUATION OF ASSUMPTIONS (Details)	Apr. 26, 2023
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Warrants, Measurement Input	45.00
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrants, Measurement Input	3.58
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrants, Measurement Input	100
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrants, Measurement Input	0
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term	3 years